Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 173,556	$ 565,999	$ 680,530
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	138,429	156,733	152,640
Amortisation of fair value of below market time charters	0	0	(187)
Amortization of debt (loans & leases) issuance costs	3,661	4,918	6,511
Amortization of operating lease right-of-use assets	9,793	10,638	(0)
Gain/(Loss) on debt extinguishment, net	5,149	(4,064)	3,257
Impairment loss	17,838	(0)	(0)
Gain on sale of vessels	(29,399)	0	0
Loss on bad debt	300	677	629
Share-based compensation	20,877	28,481	10,335
Gain from insurance proceeds relating to vessel total loss	(28,163)	0	0
(Gain)/Loss on time charter agreement termination	0	0	(1,102)
Loss on write-down of inventory	9,318	17,326	(0)
Change in fair value of forward freight derivatives and bunker swaps	9,662	(2,583)	(1,508)
Other non-cash charges	170	(225)	(116)
Write-off of current assets	0	607	0
Gain on hull and machinery claims	(200)	0	(192)
Equity in income of investee	(60)	(109)	(120)
(Increase)/Decrease in:
Trade accounts receivable	14,396	(3,650)	(43,600)
Inventories	(5,851)	(9,411)	(27,783)
Prepaid expenses and other receivables	(6,829)	(3,818)	(19,012)
Derivatives asset	6,625	(91)	500
Due from related parties	286	(82)	239
Due from managers	61	9,338	(9,064)
Increase/(Decrease) in:
Accounts payable	7,306	11,563	(8,040)
Operating lease liability	(9,792)	(10,638)	0
Due to related parties	158	75	(13)
Accrued liabilities	(2,610)	4,031	13,810
Due to managers	1,042	2,459	(3,928)
Deferred revenue	54	(8,276)	13,285
Net cash provided by / (used in) Operating Activities	335,777	769,898	767,071
Cash Flows from Investing Activities:
Advances for vessels & vessel upgrades and other fixed assets	(18,091)	(25,403)	(130,147)
Cash proceeds from vessel sales	195,968	(0)	(0)
Cash proceeds from vessel total loss	55,000	(0)	(0)
Hull and machinery insurance proceeds	2,641	4,531	8,884
Net cash provided by / (used in) Investing Activities	235,518	(20,872)	(121,263)
Cash Flows from Financing Activities:
Proceeds from bank loans and leases	441,405	315,000	470,650
Loan and lease prepayments and repayments	(492,570)	(576,025)	(593,183)
Financing and debt extinguishment fees paid	(6,588)	(5,543)	(4,584)
Dividends paid	(158,052)	(668,697)	(230,240)
Proceeds from issuance of common stock	13,165	19,792	(0)
Offering expenses paid	(141)	(412)	(433)
Repurchase of common shares	(393,108)	(20,068)	(10,278)
Net cash provided by / (used in) Financing Activities	(595,889)	(935,953)	(368,068)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(24,594)	(186,927)	277,740
Cash and cash equivalents and restricted cash at beginning of period	286,344	473,271	195,531
Cash and cash equivalents and restricted cash at end of period	261,750	286,344	473,271
Cash paid during the period for:
Interest	56,025	49,598	49,658
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	(0)	(0)	69,884
Vessel upgrades	2,916	(0)	(0)
Assumed debt upon acquisition	(0)	(0)	99,601
Right-of-use assets and lease obligations for charter-in contracts	(0)	(0)	48,796
Unpaid offering expenses	(0)	33	(0)
Dividends declared but not paid	(0)	(0)	(233)
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	227,481	269,754	450,285
Restricted cash, current	32,248	14,569	20,965
Restricted cash, non-current	2,021	2,021	2,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 261,750	$ 286,344	$ 473,271